Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
The movements in property, plant and equipment for the years ended December 31, 2022 and 2021 have been as follows:

(in €‘000)	Chargers and charging infrastructure	Other fixed assets	Assets under construction	Total
Cost	42,966	1,842	9,123	53,931
Accumulated depreciation and impairment	(12,239)	(1,228)	—	(13,467)
Carrying amount at January 1, 2021	30,727	614	9,123	40,464
Movements in 2021
Additions	—	3	8,107	8,110
Disposals	(2,317)	—	—	(2,317)
Depreciation	(5,417)	(206)	—	(5,623)
Accumulated depreciation of disposals	813	—	—	813
Impairments	(354)	—	—	(354)
Reversal of impairments	381	—	—	381
Reclassifications	6,764	70	(6,764)	70
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Cost	47,413	1,915	10,466	59,794
Accumulated depreciation and impairment	(16,816)	(1,434)	—	(18,250)
Carrying amount at December 31, 2021	30,597	481	10,466	41,544
Movements in 2022
Acquisition of assets (Mega-E)	88,026	—	2,625	90,651
Acquisition of subsidiary (MOMA)	—	181	—	181
Additions	—	208	30,241	30,449
Disposals	(24,309)	—	—	(24,309)
Depreciation	(16,542)	(185)	—	(16,727)
Accumulated depreciation of disposals	12,951	—	—	12,951
Impairments	(701)	—	—	(701)
Reversal of impairments	679	—	—	679
Reclassifications	35,768	—	(35,768)	—
Carrying amount at December 31, 2022	126,469	685	7,564	134,718
Cost	146,898	2,304	7,564	156,766
Accumulated depreciation and impairment	(20,429)	(1,619)	—	(22,048)
Carrying amount at December 31, 2022	126,469	685	7,564	134,718
Impairments and reversals of impairments of chargers
In the consolidated statement of profit or loss for the year ended December 31, 2022, the Group recorded an impairment loss of €701 thousand (2021: €354 thousand, 2020: €466 thousand) for chargers that were underutilized and not performing as expected. The carrying amount of these chargers have been reduced to its recoverable amount.
In the consolidated statement of profit or loss for the year ended December 31, 2022, the Group recorded a reversal of impairment of €679 thousand (2021: €381 thousand, 2020: € nil) for chargers for which an impairment loss was previously recognized that demonstrated an improvement in their utilization rate as at December 31, 2022. The impairment loss and reversal of impairment have been recorded within general and administrative expenses.
Refer to Note 3.2.2 for details on estimates and assumptions made with respect to the impairment and reversal of impairments of non-financial assets.
Additions of property, plant and equipment for which payment is still pending
At December 31, 2022, additions of property, plant and equipment for which payment was still pending totaled €3,953 thousand (December 31, 2021: €123 thousand).
Additions of property, plant and equipment through the Mega-E asset acquisition
Property, plant and equipment of €90,651 thousand were recognized through the asset acquisition of Mega-E. For further details on the fair value of the assets acquired as of the acquisition date, refer to Note 4.
Additions of property, plant and equipment through the MOMA acquisition
The Group recognized additions to property, plant and equipment with an acquisition value of €181 thousand on completion of the MOMA acquisition. For further details on the fair value of the assets acquired as of the acquisition date, refer to Note 4.
Government grants related to chargers and charging infrastructure
The Group has received government grants for the purchase of certain items of chargers and charging infrastructure. There are no unfulfilled conditions or contingencies attached to these grants.
The grants are recognized in the consolidated statement of profit or loss over the useful life of the depreciable assets by way of a reduced depreciation charge. The movements in government grants related to chargers and charging infrastructure for the years ended December 31, 2022 and 2021 have been as follows:

(in €‘000)	2022	2021
Opening balance at the beginning of the year	9,628	10,471
Received during the year	512	1,702
Released to the consolidated statement of profit or loss	(1,601)	(2,545)
Reclassifications	(1,554)	—
Closing balance at the end of the year	6,985	9,628
Purchase commitments
The Group’s purchase commitments for chargers and charging infrastructure are disclosed in Note 34. At the end of each reporting period presented, the Group did not have purchase commitments for other asset classes of property, plant and equipment.